Taxation (Details) ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended					60 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2025 USD ($)
Taxation [Line Items]
Profits tax percentage		25.00%	25.00%	25.00%
Profits tax amount	$ 2				¥ 1.0
Effective income tax assessable profits	8.25%
Income tax rate percentage		25.00%						25.00%
Assessable profits rate					12.50%	12.50%
Preferential tax rate		(8.90%)	(10.90%)	(7.90%)	20.00%	20.00%
Income tax percentage		1.20%	1.00%	3.40%
Forecast [Member]
Taxation [Line Items]
Corporate income tax rate							20.00%
Taxable income (in Yuan Renminbi) | ¥							¥ 3.0
Hong Kong [Member]
Taxation [Line Items]
Profits tax percentage		16.50%
Minimum [Member]
Taxation [Line Items]
Profits tax amount | $						$ 1.0
Preferential tax rate					20.00%	20.00%
Maximum [Member]
Taxation [Line Items]
Profits tax amount | $						$ 3.0
Preferential tax rate					25.00%	25.00%
Small and Low-Profit Enterprises [Member] | Forecast [Member]
Taxation [Line Items]
Corporate income tax rate							25.00%
PRC [Member]
Taxation [Line Items]
Income tax percentage		25.00%
Total net operating losses		¥ 119.4	¥ 119.2					$ 17.0
Hong Kong [Member]
Taxation [Line Items]
Total net operating losses | ¥		¥ 6.2